SHARE REPURCHASE PLAN (Details) (American Depositary Shares [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 26, 2012	Mar. 21, 2011	Dec. 31, 2013
American Depositary Shares [Member]
Class of Stock [Line Items]
ADSs authorized for repurchase	$ 40,000	$ 20,000
Stock repurchase program, period	2 years	2 years
Number of ADSs repurchased			6,532,429
Shares repurchased, amount			$ 17,400
Share repurchase, ADSs			2,190,685
Treasury stock, ADSs			4,341,744